VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA VARIABLE ANNUITY
(“THE CONTRACT” OR “CONTRACTS”)

UPDATING SUMMARY PROSPECTUS
May 1, 2026
____________________________________________________________________________

This updating summary prospectus (“summary prospectus”) contains certain updated information about Voya Variable Annuity, a variable annuity contract issued by Voya Retirement Insurance and Annuity Company. It is issued to you, the Contract Holder. These contracts are currently not being issued.

The full prospectus for the Contract (the “full Contract Prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://docs.venerable.com/#/landing?prod=008148884&doctype=spros
You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at https://www.investor.gov/.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

GLOSSARY OF TERMS USED IN THIS PROSPECTUS
UPDATED INFORMATION ABOUT YOUR CONTRACT
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT
HOW TO GET MORE INFORMATION

GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Effective Date:
The date on which an Account is established on a Contract Holder's behalf
Account Value:
The current value of your annuity contract. Includes, but is not limited to, premium payments, interest, fees and withdrawals
Adjusted Account Value:
The Account Value plus or minus the Market Value Adjustment (MVA)
Annuity Payment:
A series of payments for life, a definite period or a combination of the two.  These may variable or fixed in amount or a combination of both
Annuity Period:
The period during which Annuity Payments are made
Tax Code:
The Internal Revenue Code of 1986, as it may be amended from time to time
Deferred Sales Charge:
The charge that is applied to a Purchase Payment(s) upon withdrawal
General Account:
The account holding the assets, other than those assets held in the separate accounts
Guaranteed Account:
A fixed interest option that may be available during the accumulation phase under the contract
Guaranteed Rates:
These rates are guaranteed for a period of time.  No Guaranteed Rate will ever be less than the minimum Guaranteed Rate
Guaranteed Term:
The period of time for which a Guaranteed Rate is offered
Maintenance Fee:
An amount deducted from the Account Value during the Accumulation Period on each anniversary
Market Value Adjustment (MVA):
Reflects investment value changes since the date of deposit and may be positive or negative.
Maturity Value:
The amount due on a Guaranteed Account Guaranteed Term's Maturity Date
Maturity Date:
The last day of a Guaranteed Account Guaranteed Term
Purchase Payment(s):
The Purchase Payment(s) less premium taxes, if applicable
Separate Account:
A separate account that buys and holds shares of the Fund(s)
Subaccount(s):
The portion of the assets of the Separate Account that is allocated to a particular Fund
Systematic Distribution Option:
Allows you to receive regular payments from your contract without moving into the income phase
Transfers:
The movement of invested amounts between Subaccount(s) and/or Guaranteed Account
Cash Surrender Value:
The amount payable to the Contract Holder upon the withdrawal of any portion of an Account
Valuation Date:
The date and time for which a Subaccount calculates its net asset value

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

The following fund portfolios were merged with other portfolios, and are no longer available for investment:
•	Voya Valanced Portfolio
•	Voya International High Dividend Low Volatility Portfolio
•	Voya Large Cap Growth Portfolio
•	Voya Large Cap Value Portfolio
•	Voya MidCap Opportunities Portfolio
•	Voya Small Company Portfolio
•	Voya SmallCap Opportunities Portfolio
•	Voya Solution Moderately Conservative Portfolio
•	VY BlackRock Inflation Protected Bond Portfolio
•	VY Columbia Small Cap Value II Portfolio
•	VY T. Rowe Price Diversified Mid Cap Growth Portfolio

The following fund portfolios were made available, as the portfolios into which previously available portfolios were merged into:
•	Voya Index Plus MidCap Portfolio
•	Voya Index Plus SmallCap Portfolio
•	Voya Solution Conservative Portfolio
•	Voya U.S. Bond Index Portfolio

The following fund classes have been replaced as follows:
•	Voya Global Perspectives® Portfolio Class ADV is replaced by Class I
•	Voya Retirement Growth Portfolio Class ADV is replaced by Class I
•	Voya Retirement Moderate Growth Portfolio Class ADV is replaced by Class I
•	Voya Retirement Moderate Portfolio Class ADV is replaced by Class I
•	Voya RussellTM Mid Cap Growth Index Portfolio Class S is replaced by Class I

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in Prospectus
Charges for Early Withdrawals
The early withdrawal charges applicable to your contract depend on the type of contract that you own.
• For Contracts Issued Outside of the State of New York –
o Contracts Issued Outside of New York (except Roth IRA Contracts Issued Before Sept. 20, 2000): If you withdraw money from your contract within 7 years following your last purchase payment, you may be assessed an early withdrawal charge of up to 7% (as a percentage of purchase payments withdrawn), declining to 0% over that time period.
o Roth IRA Contracts Issued Outside of New York Before Sept. 20, 2000: If you withdraw money from your contract within 5 account years, you may be assessed an early withdrawal charge of up to 5% (as a percentage of purchase payments withdrawn), declining to 0% over that time period.
• For All Contracts Issued in the State of New York:  If you withdraw money from your contract within 7 years following your last purchase payment, you may be assessed an early withdrawal charge of up to 7% (as a percentage of purchase payments withdrawn), declining to 0% over that time period.
For example, if you invest $100,000 in the contract and make an early withdrawal, you could be assessed an early withdrawal charge of up to $7,000 if the maximum early withdrawal charge is 7% or up to $5,000 if the maximum early withdrawal charge is 5%.
Fee Table p.8 Fees – Transaction Fees – Early Withdrawal Charge
Transaction Charges
In addition to early withdrawal charges, you may also be charged for other transactions.
• We reserve the right to charge $10 for each transfer between investment options after the first 12 transfers during an account year. We do not currently impose this charge.
• We charge up to $20.00 for each overnight delivery withdrawal request.
• Premium taxes may apply to purchase payments.
Fee Table p.8 Fees – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table p.8 Fees – Periodic Fees and Charges Appendix III– Funds Available Under The Contract
	Annual Fee	Minimum	Maximum
	Base contract[1]	0.80%	0.80%
	Investment options[2] (fund fees and expenses)	0.21%	1.16%
	Optional benefits available for an additional charge[1] (for a single optional benefit, if elected)	0.20%	0.50%
1 As a percentage of amounts invested in the subaccounts, as well as an amount attributable to the annual maintenance fee.
2 As a percentage of fund net assets.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add early withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $268.48	Highest Annual Cost: $590.19
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive fund fees and expenses
• No optional benefits
• No surrender charges
• No premium bonuses
• No additional purchase payments, transfers or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and fund fees and expenses
• No surrender charges
• No premium bonuses
• No additional purchase payments, transfers or withdrawals

RISKS				Location in Prospectus
Risk of Loss	You can lose money by investing in this contract, including loss of your principal investment.			Principal Risks of Investing in the Contract p.11
Not a Short-Term Investment
• This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• The contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
• Early withdrawal charges under the contract may be significant.
• Withdrawals may be subject to income taxes, including a 10% federal penalty tax if taken before age 59½.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the variable investment options). Each investment option (including each fixed interest option) has its own unique risks. You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed interest options), guarantees and benefits of the contract are subject to our claims-paying ability. More information about us, including our financial strength ratings, is available upon request by contacting Customer Service at 1-800-366-0066.

RESTRICTIONS				Location in Prospectus
Investments
• Certain investment options may not be available under your contract.
• During the accumulation phase, we reserve the right to charge you for each transfer between investment options after your first 12 transfers during an account year. During the income phase, if you select a variable payment option, we allow you four free transfers each account year.
• Automatic rebalancing transactions do not count against your free transfers.
• Transfers involving the variable investment options are subject to restrictions designed to prevent frequent or disruptive trading.
• The fixed interest options are subject to special restrictions –
o The Fixed Account may be subject to special transfer restrictions that significantly limit your ability to make transfers from the Fixed Account. Transfers into the Fixed Account from any other investment option are not allowed.
o The Guaranteed Account is subject to a market value adjustment (MVA) if your account value is withdrawn or transferred before the end of the guaranteed term. The MVA may be positive or negative. You should review the separate prospectus for the Guaranteed Account.
• We reserve the right to remove or substitute funds as investment options.
Investment Options p.17 Transfers Among Investment Options p.20 Appendix I – Voya Guaranteed Account Appendix II – Fixed Account Appendix III– Funds Available Under The Contract
Optional Benefits
• Additional restrictions and limitations may apply under an optional benefit that you have elected.
• Withdrawals may affect the availability of an optional benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
• Premium bonuses may be forfeited under certain circumstances, including if you make a withdrawal during the early withdrawal charge period applicable to your initial purchase payment.
• Premium bonuses may not be included in the death benefit, including the standard death benefit.
Premium Bonus Option p.16 Benefits Available Under the Contract p.23 Transfers Between Option Packages p.27 Death Benefit p.35
TAXES				Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchased the contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the contract.
• Any gain under your contract may be taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal penalty tax if you take a withdrawal before age 59½.
Federal Tax Considerations p.45
CONFLICTS OF INTEREST				Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the contract to you in the form of commissions, additional cash compensation (e.g., bonuses) and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Other Topics – Contract Distribution p.57
Exchanges
Some investment professionals may have a financial incentive to offer you a new variable annuity contract in place of the one you already own. You should only exchange your current variable annuity contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-855-720-0409 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund Name and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year

Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	18.73%	10.25%	8.78%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Liquid Assets Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	4.15%	3.12%	2.03%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index (“Index”) while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P MidCap 400® Index (“Index”) while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	7.89%	9.63%	9.48%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index (“Index”) while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.27%	8.97%	9.23%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index (“Index”) while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	7.89%	9.63%	9.48%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	7.71%	0.15%	2.66%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	30.89%	8.50%	7.91%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Voya Retirement Conservative Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.56%	9.23%	2.49%	4.51%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderately Aggressive Portfolio.	Voya Retirement Aggressive Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.34%	16.08%	8.92%	9.62%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Aggressive Portfolio.	Voya Retirement Moderately Aggressive Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.33%	14.29%	7.50%	8.59%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.32%	12.09%	4.86%	6.64%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	18.75%	14.72%	15.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	17.94%	11.69%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.41%	8.35%	6.24%	12.04%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	12.51%	5.75%	9.29%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.26%	8.33%	2.97%	4.77%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.51%	17.23%	13.83%	14.23%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index (“Index”).	Voya U.S. Bond Index Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	6.70%	-0.75%	1.64%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index (“Index”).	Voya U.S. Bond Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	6.91%	-0.90%	1.45%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	1.16%	6.53%	3.77%	3.73%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	12.80%	8.82%	8.86%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	38.77%	0.04%	9.00%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%

[1]	This fund employs a managed volatility strategy. See “PRINCIPAL RISKS OF INVESTING IN THE POLICY – Managed Volatility Fund Risk” in this prospectus and the fund prospectus for additional information.
[2]
Effective March 20, 2026, the Voya Government Money Market Portfolio merged with the Voya Government Liquid Assets Portfolio. All funds from the Voya Government Money Market Portfolio have been placed in the Voya Government Liqud Assets Portfolio.

[3]
Effectvie May 1, 2026,the Voya Retirement Growth Portfolio merged with the Voya Retirement Aggressive Portfolio. All funds from the Voya Retirement Growth Portfolio have been placed in the Voya Retirement Aggressive Portfolio.

[4]
Effectvie May 1, 2026,the Voya Retirement Moderate Growth Portfolio merged with the Voya Retirement Moderately Aggressive Portfolio. All funds from the Voya Retirement Moderate Growth Portfolio have been placed in the Voya Retirement Moderately Aggressive Portfolio.

[5]
Effective March 20, 2026, the Voya Global Bond Portfolio merged with the Voya U.S. Bond Index Portfolio. All funds from the Voya Global Bond Portfolio have been placed in the Voya U.S. Bond Index Portfolio.

HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full Voya Variable Annuity Contract prospectus and Statement of Additional Information,  each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://docs.venerable.com/#/landing?prod=008148884&doctype=spros
You can also obtain these documents at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov
VARIA ‒ Voya Variable Annuity USP-1